Document and Entity Information	Jun. 26, 2025
Document Information [Line Items]
Entity Registrant Name	Strategic Student & Senior Housing Trust, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001698538
Document Period End Date	Jun. 26, 2025
Entity Emerging Growth Company	false
Entity File Number	333-220646
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	81-4112948
Entity Address, Address Line One	19900 MacArthur Blvd
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	(877)
Local Phone Number	327-3485
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false